UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

Equity Long/Short Opportunities Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert P. Morgan

President and Principal Executive Officer

Equity Long/Short Opportunities Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOT FDIC INSURED
May lose value/No bank guarantee

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

4	STATEMENT OF OPERATIONS

5	STATEMENTS OF CHANGES IN NET ASSETS

6	STATEMENT OF CASH FLOWS

7	FINANICAL HIGHLIGHTS

8	NOTES TO THE FINANCIAL STATEMENTS

12	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

13	TRUSTEES AND OFFICERS

16	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

ANNUAL REPORT	1	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES	MARCH 31, 2019

Rounded to thousands, except per unit data
ASSETS:
Cash and cash equivalents(1)	$1,219,000
Receivables for investments in Sub-Funds sold	143,000
Receivable for dividends from cash equivalents	2,000
Receivable from Investment Manager	293,000
Prepaid and other assets	2,000
Total Assets	1,659,000
LIABILITIES:
Payable to affiliates:
Investment management fees	140,000
Custody and accounting fees	3,000
Trustees fees and expenses	1,000
Other accrued liabilities	244,000
Total Liabilities	388,000
Net Assets	$1,271,000
ANALYSIS OF NET ASSETS:
Net capital	$(27,154,000)
Distributable earnings	28,425,000
Net Assets	$1,271,000
Units Outstanding (unlimited authorization)	90,000
Net Asset Value, Per Unit	$14.16

(1)	Amount is invested in Northern Institutional Funds - U.S. Government Portfolio, an affiliated Portfolio.

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND	2	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	MARCH 31, 2019

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 95.9%
Northern Institutional Funds - U.S. Government Portfolio, 2.20%(1),(2)	1,219,000	$1,219,000
Total Cash Equivalent
(Cost $1,219,000)		$1,219,000

TOTAL INVESTMENTS – 95.9%
(Cost $1,219,000)		$1,219,000

Other Assets less Liabilities – 4.1%		52,000
NET ASSETS – 100.0%		$1,271,000

(1)

Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Northern Institutional Funds - U.S. Government Portfolio. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.

(2)	7-day simple yield as of March 31, 2019 is disclosed.

Percentages shown are based on net assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds - U.S. Government Portfolio is valued using the net asset value per share (or its equivalent) practical expedient and has not been classified in the fair value hierarchy.

See Notes to the Financial Statements.

ANNUAL REPORT	3	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED MARCH 31, 2019

Rounded to thousands
INVESTMENT INCOME:
Dividend income from investments in affiliates	$116,000
Total Investment Income	116,000
EXPENSES:
Investment management fees	140,000
Administration fees and expenses	11,000
Custody and accounting fees	31,000
Transfer agent fees and expenses	1,000
Audit and tax fees	91,000
Insurance	1,000
Legal fees	278,000
Printing fees	9,000
Trustee fees and expenses	46,000
Other	21,000
Total Expenses	629,000
Less expenses reimbursed by investment manager	(533,000)
Total Net Expenses	96,000
Net Investment Income	20,000
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,111,000
Net change in unrealized depreciation on investments	(1,593,000)
Net Gain on Investments	518,000
Net Increase in Net Assets Resulting from Operations	$538,000

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND	4	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED MARCH 31,

Rounded to thousands	2019	2018
OPERATIONS:
Net investment income (loss)	$20,000	$(1,837,000)
Net realized gain on investments	2,111,000	24,293,000
Net change in unrealized depreciation on investments	(1,593,000)	(17,817,000)
Net Increase in Net Assets Resulting from Operations	538,000	4,639,000
UNIT TRANSACTIONS:
Capital Subscriptions (0 and 72,000 Units, respectively)	—	986,000
Capital Redemptions (1,644,000 and 9,506,000 Units, respectively)	(23,052,000)	(128,184,000)
Net Decrease in Net Assets Resulting from Capital Transactions	(23,052,000)	(127,198,000)
Total Decrease in Net Assets	(22,514,000)	(122,559,000)
NET ASSETS:
Beginning of Year (1,734,000 Units)	23,785,000	146,344,000
End of Year (90,000 Units)	$1,271,000	$23,785,000 (1)

(1)	Includes accumulated net investment loss of ($12,719,000) at March 31, 2018 (Note 9).

See Notes to the Financial Statements.

ANNUAL REPORT	5	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF CASH FLOWS	FOR THE FISCAL YEAR ENDED MARCH 31, 2019

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$538,000
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Proceeds from disposition of Sub-Funds	39,439,000
Net realized gain on investments	(2,111,000)
Net change in unrealized (appreciation) depreciation on investments	1,593,000
Changes in operating assets and liabilities:
Decrease in receivable for dividends	55,000
Increase in receivable from Investment Manager	(83,000)
Increase in prepaid and other assets	(1,000)
Decrease in investment management fees payable	(152,000)
Decrease in administration fees and expenses payable	(8,000)
Decrease in transfer agent fees and expenses payable	(1,000)
Increase in trustees fees and expenses payable	1,000
Increase in other accrued liabilities	56,000
Net cash flow provided by operating activities	39,326,000
CASH FLOWS FROM FINANCING ACTIVITIES
Capital redemptions	(94,564,000)
Net cash flow used in financing activities	(94,564,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(55,238,000)
Cash and Cash Equivalents–Beginning of Year(1)	56,457,000
Cash and Cash Equivalents–End of Year(1)	$1,219,000

(1)	Amount is invested in Northern Institutional Funds - U.S. Government Portfolio, an affiliated Portfolio.

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND	6	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED MARCH 31,

Selected per unit data	2019	2018		2017		2016		2015
Net Asset Value, Beginning of Year	$13.72	$13.10		$12.26		$13.24		$12.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.02	(0.20)		(0.22)		(0.24)		(0.25)
Net realized and unrealized gains (losses)	0.42	0.82		1.06		(0.74)		1.17
UNIT TRANSACTIONS:
Capital redemptions	–	–	(2),(3)	–	(2),(3)	–		–
Total from Investment Operations and Unit Transactions	0.44	0.62		0.84		(0.98)		0.92

Net Asset Value, End of Year	$14.16	$13.72		$13.10		$12.26		$13.24
Total Return(4)	3.21%	4.73%		6.85%		(7.40)%		7.47%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of year	$1,271,000	$23,785,000		$146,344,000		$146,001,000		$125,512,000
Ratio to average net assets of:
Expenses, net of reimbursements(5)	0.93%	1.67	%(6),(7)	1.71	%(6),(7)	1.80	%(6),(7)	1.98	%(6)
Expenses, before reimbursements(5)	6.10%	1.85	%(7)	1.71	%(7)	1.80	%(7)	1.98%
Net investment income (loss), net of reimbursements	0.19%	(1.55	)%(6)	(1.71	)%(6)	(1.80	)%(6)	(1.98	)%(6)
Net investment loss, before reimbursements	(4.98)%	(1.73)%		(1.71)%		(1.80)%		(1.98)%
Portfolio Turnover Rate(8)	0.00%	24.92%		22.93%		10.60%		24.25%

(1)	Per unit information is calculated using the average units outstanding method.

(2)	Amount is less than $0.005.

(3)	Amount relates to early withdrawal charge.

(4)

Assumes investment at net asset value at the beginning of the year and a complete redemption of the investment at net asset value at the end of the year. An investor’s return may vary from these returns based on the timing of capital transactions.

(5)

The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.

(6)

The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $17,000, $2,000, $3,000, and $1,000, which represent less than 0.01 percent of average net assets for the fiscal year ended March 31, 2018 and which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2017, 2016, and 2015, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.

(7)

The expense ratios include interest expense of approximately $28,000, $19,000, and $8,000, which represents approximately 0.02, 0.01 and 0.01 percent of average net assets for the fiscal year ended March 31, 2018, 2017, and 2016, respectively.

(8)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.

See Notes to the Financial Statements.

ANNUAL REPORT	7	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Equity Long/Short Opportunities Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to achieve attractive risk-adjusted returns through investments in an equity long/short focused portfolio of assets. The Fund operates as a “Fund-of-Funds” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in Sub-Funds that invest in a broad range of markets and instruments, using a focused selection of investment styles.

At meetings held on December 18, 2017, and January 10, 2018, the Board of Trustees (the “Board”) of the Fund met to consider the liquidation of the Fund and on January 10, 2018, approved the liquidation and dissolution of the Fund, subject to approval of an Agreement and Plan of Liquidation and Dissolution (the “Plan”) by unitholders of the Fund. At a special meeting of unitholders of the Fund on March 27, 2018 (the “Special Meeting”), the unitholders voted to approve the Plan previously adopted by the Board pursuant to which the Fund will be liquidated and dissolved. Effective December 18, 2017 (the “Closing Date”), the Fund closed to new unitholders and unitholders’ respective interests in the Fund’s assets are no longer transferable.

Following the Board’s approval of the Plan and in anticipation of unitholder approval at the Special Meeting, 50 South Capital Advisors, LLC (“50 South”) began seeking to redeem from certain Sub-Funds. As of March 27, 2018, the effective date of the Plan (the “Effective Date”), the Fund is restricted to the holding, disposition and collection of the assets and the distribution thereof and the payment of or provision for the liabilities of the Fund, for the purposes set forth in the Plan. The Fund may hold its cash in high-quality, short-term investments to preserve the value of such cash pending its distribution to investors.

The Fund paid liquidating distributions of approximately $23,052,000 during the fiscal year ended March 31, 2019. The remainder of the Fund’s assets will be distributed through liquidating distributions as the Fund receives redemption proceeds from Sub-Funds, and, therefore, timing and amounts of future liquidating distributions are subject to change based on Sub-Fund manager liquidity and the performance of the underlying Sub-Fund. Such redemption proceeds, if any, will generally be received quarterly, and, therefore, on a quarterly basis the Fund expects to pay a liquidating distribution to the extent that the Fund has material amounts of cash to distribute from redemption proceeds received in such quarter. The Fund expects to pay a final liquidating distribution on or around June 30, 2019, after receiving final redemption proceeds from the Sub-Funds and following the completion of the Sub-Funds’ audits for 2018.

50 South serves as the Fund’s investment manager. 50 South is a wholly owned direct subsidiary of Northern Trust Corporation (“NTC”), and is registered with the U.S. Securities and Exchange Commission as an investment adviser.

The Northern Trust Company (“Northern Trust”), a subsidiary of NTC, is the custodian, fund accountant, transfer agent and administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves as the placement agent for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is defined as a non-diversified closed-end management investment company in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by 50 South, pursuant to delegation from the Board. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the 50 South Pricing Committee for the Funds (the “Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from 50 South and Northern Trust Investments, Inc., (“NTI”) as recommended to, and approved by, the Board.

In determining the month-end fair value of each investment in a Sub-Fund, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund provided to the Fund by the Sub-Fund, or its equivalent, such as ownership interest in partners’ capital or members’ capital of the Sub-Fund as of the reporting date as a practical expedient for fair value, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor), through operational due diligence

EQUITY LONG/SHORT OPPORTUNITIES FUND	8	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2019

performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

50 South continually monitors markets and the investment managers of the Sub-Funds. 50 South is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The Fund’s cash equivalent investment, which is comprised of an investment in Northern Institutional Funds - U.S. Government Portfolio (the “Portfolio”), an open-ended investment company that is advised by NTI, is valued at its NAV.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of three months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments. The Fund currently invests uninvested cash in the Portfolio. See Note 3 for more information about the Portfolio.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any income and capital gain distributions. The interest rate reflected in the Schedule of Investments represents the seven-day yield for money market funds.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

All expenses of the Fund incurred in carrying out the Plan (“Liquidation Expenses”) shall be borne or reimbursed by 50 South. Liquidation Expenses include (i) the cost of preparing the Plan, (ii) proxy solicitation costs, (iii) expenses of holding the special meeting of unitholders (including any adjournments, postponements or delays thereof), (iv) related accounting and legal fees and expenses (including fees and expenses of counsel to the independent trustees, (v) “tail insurance” fees and (vi) other extraordinary expenses incurred in carrying out this Plan, other than portfolio transaction expenses (including brokerage and trading costs and redemption fees), if any, and litigation or indemnification expenses. As of March 31, 2019, liquidation expenses of $130,000 are included in “Legal Fees” on the Statement of Operations. Such amounts will be reimbursed by 50 South and are also included in “Less expenses reimbursed by investment manager” on the Statement of Operations. In addition to the Liquidation Expenses, the Fund estimates additional normal operating expenses will be recorded as incurred through the duration of the Plan of approximately $170,000. These are subject to the expense limitations discussed in Note 3. It is estimated that 50 South will reimburse the Fund for approximately $168,000 of these expenses.

E) FEDERAL INCOME TAXES The Fund operates, and has elected to be treated, as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of March 31, 2019, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, 50 South is entitled to receive a 1.25% per annum fee of the Fund’s NAV, payable quarterly in arrears, calculated as of the last business day of each calendar quarter. Pursuant to a written waiver agreement,

50 South agreed to waive the management fee with respect to assets of the Fund held in cash during the first quarter of 2018 and to waive all management fees after March 31, 2018. This reimbursement is included on the Statement of Operations as “Less expenses reimbursed by investment manager”. 50 South has also agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and Sub-Fund fees and expenses, that exceed 0.60% per annum of the Fund’s NAV. There was a reimbursement of expenses of $371,000 for the fiscal year ended March 31, 2019 and is included on the Statement of Operations as “Less expenses reimbursed by investment manager”.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s NAV, payable monthly in arrears, calculated as of the last business day of each month.

ANNUAL REPORT	9	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with Northern Trust for certain administrative services. Pursuant to the administration agreement with the Fund, Northern Trust, as administrator, is entitled to receive a 0.10% per annum fee of the Fund’s NAV payable monthly in arrears calculated as of the last business day of each month.

50 South has agreed to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.20% per annum of the Fund’s NAV. There was a reimbursement of expenses of $32,000 for the fiscal year ended March 31, 2019. This reimbursement is included on the Statement of Operations as “Less expenses reimbursed by investment manager”.

NTSI solicited subscriptions for Common Units (as defined below) on a “best efforts” basis prior to the Closing Date. The Fund did not pay a placement fee to NTSI and common unitholders did not pay any sales charges or servicing fees.

As of March 31, 2019, 50 South’s investment in the Fund was less than $1,000 (less than 1% of net assets).

The Fund currently invests uninvested cash in the Portfolio. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management fee (which reflects a combined fee for advisory and administrative services), transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. In prior years, 50 South had agreed to reimburse the Fund in an amount equal to the portion of the management fee attributable to advisory services paid by the Fund as a result of its investments in the Portfolio, therefore, no reimbursements were provided in the current period.

4. CAPITAL TRANSACTIONS

The Fund offered common interests (“Common Units”) in private placements to qualified investors that are Accredited Investors prior to the Closing Date. Common Units were offered monthly. The minimum subscription per investor was $50,000, subject to waiver or modification by 50 South in its sole discretion. Subscriptions were payable in full at the time an investor returned a completed subscription agreement, which had to be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders did not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intended to make quarterly tender offers for its Common Units at the NAV as of the applicable tender date. The minimum amount of Common Units that may have been tendered was equal to $20,000. When a Common Unitholder chose to tender their units, such tender must have been in writing and must have been received by the Fund, as set forth in the notice of such tender offer, within approximately 20 business days from the commencement of such quarterly tender offer. The Fund was authorized to issue preferred units, although none have been offered as of March 31, 2019.

There were early withdrawal charges of approximately $0 and $10,000 for the fiscal years ended March 31, 2019 and 2018, respectively. These amounts are included in Capital Redemptions on the Statement of Changes in Net Assets and are allocated to investors based on their pro rata share of the Fund per the Fund Agreement.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $0 and proceeds from sales of Sub-Funds of $18,200,000 (excluding short-term investments) for the year ended March 31, 2019.

6. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the year ended March 31, 2019, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio	$56,457	$18,530	$73,768	$ –	$ –	$116	$1,219	1,219

7. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

EQUITY LONG/SHORT OPPORTUNITIES FUND	10	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2019

8. BOARD OF TRUSTEES

Each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $2,500.

At March 31, 2019, there were four Trustees, three of whom were not “interested persons” of the Fund.

The Fund reimburses those Trustees who are not “interested persons” of the Fund for all reasonable out-of-pocket expenses they incur in performing their duties.

9. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to: (i) require presentation of the total, rather than the components, of distributable earnings on the balance sheet; (ii) require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions; and (iii) delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. Adoption of the amendments had no effect on the Fund’s net assets or results of operations.

10. NEW ACCOUNTING PRONOUNCEMENTS

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund early adopted ASU 2018-13 for these financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that, other than the item noted below, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

The receivable for the investment in the remaining Sub-Funds sold of $143,000, was received by the fund subsequent to the fiscal year ended March 31, 2019.

ANNUAL REPORT	11	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Unitholders and the Board of Directors of Equity Long/Short Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Equity Long/Short Opportunities Fund (the “Fund”), including the schedule of investments, as of March 31, 2019, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/S/ DELOITTE & TOUCHE LLP

Chicago, Illinois

May 24, 2019

We have served as the auditor of one or more 50 South Capital Advisors, LLC investment companies since 2004.

EQUITY LONG/SHORT OPPORTUNITIES FUND	12	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

TRUSTEES AND OFFICERS	MARCH 31, 2019 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Equity Long/Short Opportunities Fund. A brief statement of their present positions and principal occupations during the past five years is also provided.

INDEPENDENT TRUSTEES

NAME, AGE, BUSINESS ADDRESS(1), POSITIONS HELD WITH FUND AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS(3)

John F.X. Manning Age: 56 Trustee since 2014	• Senior Vice President of Institutional Equity Sales and Partner of Cantor Fitzgerald from 1988 to 2013 (retired since 2013).	• 2	• Trustee of Alpha Core Strategies Fund since 2014.

John J. Masterson Age: 59 Trustee since 2011	• Managing Director and Co-Chief Operating Officer of Global Securities Services at Goldman Sachs & Company from 1983 to 2006 (retired since 2006).	• 2

•  Former Trustee of Transparent Value Trust (2009-2015);

•  Director of Bogota Savings Bank Since 2012;

•  Former Director of Susa Registered Fund, LLC (2014-2017);

•  Trustee of Alpha Core Strategies Fund since 2007.

Ralph F. Vitale Age: 70 Trustee since 2011	• Executive Vice President of Securities Finance for State Street Corporation from 1997 to 2003 (retired since 2003).	• 2	• Trustee of Alpha Core Strategies Fund since 2006.

(1)	Each Independent Trustee may be contacted by writing to the Trustee, c/o Paulita Pike, Ropes & Gray LLP, 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606.

(2)

Trustees serve indefinite terms until their respective qualified successors are chosen. The Board of Trustees has adopted a retirement policy pursuant to which, absent an exemption granted by the Board, each Trustee will retire as of the last day of the calendar year in which he reaches the age of 75. Any exemptions to the retirement policy will be reviewed and reconsidered by the Governance Committee, subject to Board approval, on an annual basis.

(3)

This column includes only directorships of companies required to be reported to the Securities and Exchange Commission (the “SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act.

ANNUAL REPORT	13	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE(1)

NAME, AGE, BUSINESS ADDRESS, POSITIONS HELD WITH FUND AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS(3)

James D. McDonald 50 South LaSalle Street Chicago, IL 60603 Age: 59 Trustee since 2011

•  Executive Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. since 2014;

•  Senior Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. from 2009 to 2014.

		• 2	• Trustee of Alpha Core Strategies Fund since 2008.

(1)	Trustee who is a director, officer and/or employee of 50 South, the Fund’s investment manager, or its affiliates.

(2)

Trustees serve indefinite terms until their respective qualified successors are chosen. The Board of Trustees has adopted a retirement policy pursuant to which, absent an exemption granted by the Board, each Trustee will retire as of the last day of the calendar year in which he reaches the age of 75. Any exemptions to the retirement policy will be reviewed and reconsidered by the Governance Committee, subject to Board approval, on an annual basis.

(3)	This column includes only directorships of companies required to be reported to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

EQUITY LONG/SHORT OPPORTUNITIES FUND	14	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2019 (UNAUDITED)

OFFICERS OF THE FUND

NAME, AGE, BUSINESS ADDRESS POSITIONS HELD WITH FUND AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Robert P. Morgan Age: 55 50 South LaSalle Street Chicago, IL 60603 President since 2018

•  Director of Private Equity of Northern Trust from 2000 to 2015;

•  Chief Executive Officer and Manager of 50 South Capital Advisors, LLC since 2015;

•  President of Alpha Core Strategies Fund since December 2018.

Tracy L. Dotolo Age: 42 10 High Street Boston, MA 02110 Treasurer since 2018

•  Director at Foreside Management Services, LLC since May 2016;

•  Vice President of Global Fund Services at JPMorgan Chase & Co. from May 2009 to April 2016;

•  Treasurer and Principal Financial Officer of Eagle Growth & Income Opportunities Fund since 2018;

•  Treasurer and Principal Financial Officer of Morningstar Funds Trust since 2018;

•  Treasurer and Principal Financial Officer of Alpha Core Strategies Fund since 2018.

Craig R. Carberry, Esq. Age: 58 50 South LaSalle Street Chicago, IL 60603 Secretary since 2011

•  Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2015;

•  Chief Compliance Officer of Northern Trust Investments, Inc., from October 2015 to June 2017 and Secretary since 2000;

•  Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company from July 2014 to June 2015;

•  Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000 to 2014;

•  Secretary of 50 South Capital Advisors, LLC since 2015;

•  Secretary of FlexShares Trust since 2011;

•  Secretary of Northern Funds and Northern Institutional Funds since 2010;

•  Secretary of Alpha Core Strategies Fund since 2004;

•  Secretary of The Northern Trust Company of Connecticut from 2009 to 2013.

Brian P. Kolva, Esq. Age: 33 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2017	• Legal Counsel at Northern Trust Corporation since 2017; • Associate at Kirkland & Ellis LLP from 2013 to 2017.

Steven P. Farmer Age: 47 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2017

•  Deputy Chief Compliance Officer of Northern Trust Investments, Inc., from June 2016 to June 2017;

•  Chief Compliance Officer for 50 South Capital Advisors, LLC since 2015;

•  Chief Compliance Officer for Alpha Core Strategies Fund since 2015;

•  Chief Compliance Officer for FlexShares Trust from October 2015 to July 2016;

•  Chief Compliance Officer for Northern Funds and Northern Institutional Funds from October 2015 to June 2016;

•  Chief Compliance Officer for Mesirow Advanced Strategies from April 2007 to February 2015.

Darlene A. Chappell Age: 56 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since 2011

•  Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015;

•  Anti-Money Laundering Compliance Officer for Alpha Core Strategies Fund since 2009 and FlexShares Trust since 2011;

•  Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., and Northern Trust Securities, Inc., since 2009;

•  Vice President and Compliance Consultant for The Northern Trust Company since 2006;

•  Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013.

(1)

Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified. Officers listed are those serving the Fund as of the mailing date of this report.

ANNUAL REPORT	15	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

APPROVAL OF ADVISORY AGREEMENT

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Equity Long/Short Opportunities Fund (the “Fund”) unanimously approved the continuance of the Investment Management Agreement between the Fund and 50 South Capital Advisors, LLC (“50 South”) (the “Agreement”) at a meeting held February 21, 2019. In advance of the meeting, the Trustees requested and received materials from 50 South relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other indices and closed-end hedge fund of funds in relevant peer groups. The closed-end hedge fund of funds included in the peer groups were objectively determined by Broadridge Financial Solutions, Inc. (doing business as “Lipper”), an independent provider of fund data. In considering the Agreement, the Board reviewed many relevant factors, including: (1) the nature, quality and extent of the investment management services provided by 50 South, (2) the profitability of 50 South related to the Fund, including an analysis of 50 South’s cost of providing services and comparative expense information, (3) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of investors and (4) other benefits that accrue to 50 South through its relationship with the Fund. In its deliberations, the Board did not identify any particular information as determinative, and each Trustee attributed different weights to the various factors. Prior to voting, the independent Trustees met in executive session with their independent counsel to consider the materials provided by 50 South and the terms of the Agreement. Based on their review, the Trustees determined that the arrangements between the Fund and 50 South, as provided in the Agreement, were fair in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

In reaching this determination, the Trustees considered the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES   The Trustees considered the nature, quality and extent of the services provided by 50 South to the Fund. The Trustees reviewed 50 South’s key personnel who provide investment management services to the Fund, as well as the fact that, under the Agreement, 50 South has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions, subject to review by the Board. The Trustees considered that 50 South’s duties include: (i) investment research and Sub-Fund selection; (ii) adherence to (and monitoring of compliance with) the Fund’s investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) monitoring the performance of the various organizations providing services to the Fund, including the Fund’s placement agent, administrator, custodian and transfer agent. The Trustees also considered a favorable report from the Fund’s chief compliance officer.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided to it by 50 South under the Agreement.

INVESTMENT PERFORMANCE   In addition to the information received by the Board in advance of the meeting, the Trustees considered that the Board has received detailed information regarding the ongoing dissolution and liquidation of the Fund at each regular Board meeting during the year since the Board approved the liquidation of the Fund in January 2018. The Board did not consider the performance information for the Fund because the Fund has been in liquidation since January 2018. The Trustees concluded that, in light of the ongoing dissolution and liquidation of the Fund, it would be in the Fund’s best interest to renew the Investment Management Agreement with 50 South.

INVESTMENT MANAGEMENT FEES, COST OF SERVICES AND PROFITS REALIZED BY 50 SOUTH   The Board reviewed 50 South’s costs in serving as the Fund’s investment adviser, as well as the reported profitability of 50 South resulting from its relationship with the Fund. The Board noted that it pays 50 South a fee at an annual rate of 1.25% of the Fund’s average daily net assets but considered that, in connection with the ongoing liquidation of the Fund, 50 South had waived the management fee with respect to the Fund’s assets held in cash during the first quarter of 2018 and waived all management fees after March 31, 2018. The Board further considered that 50 South would continue to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and sub-Fund fees and expenses, that exceed 0.60% per annum of the Fund’s net asset value, and to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.20% per annum of the Fund’s net asset value. The Board considered these waivers in light of the expenses of the liquidation, the operating expenses to be incurred during the liquidation period and the services to be provided by 50 South during the liquidation period. The Board concluded that the Fund’s advisory fee and total expenses were fair.

ECONOMIES OF SCALE   The Trustees considered whether the Fund benefits from economies of scale realized by 50 South. The Board considered that in light of the pending liquidation, the Fund had been closed to further investment and would not experience any future economies of scale. In addition, the Board noted that the Fund’s assets would decline over the liquidation period as liquidating distributions were paid.

OTHER BENEFITS TO 50 SOUTH   In evaluating the benefits that accrue to 50 South through its relationship with the Fund, the Board noted that 50 South is a wholly owned subsidiary of

EQUITY LONG/SHORT OPPORTUNITIES FUND	16	ANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

MARCH 31, 2019 (UNAUDITED)

Northern Trust Corporation, and its subsidiary, TNTC, serves in various capacities, including as administrator, custodian and transfer agent, and received compensation from the Fund in connection with providing such services. The Board considered that each service provided to the Fund by 50 South or one of its affiliates was pursuant to a written agreement, which the Trustees evaluate periodically as required by law. The Board concluded that the additional benefits accruing to 50 South and its affiliates were fair.

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ANNUAL REPORT	19	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

EQUITY LONG/SHORT OPPORTUNITIES FUND	20	ANNUAL REPORT

Item 2.	Code of Ethics.

(a)

Equity Long/Short Opportunities Fund (the “registrant” or “Trust”) has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. John J. Masterson and Ralph F. Vitale are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Deloitte & Touche LLP (“D&T”), independent registered public accounting firm, related to the Trust. D&T billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

	2019					2018
	All fees and services to the Trust that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval		All fees and services to the Trust that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees	$30,000		$0	N/A		$40,800		$0	N/A
(b) Audit-Related Fees	$15,000	(1)	$0	$74,400	(3)	$20,450	(1)	$0	$133,000	(3)
(c) Tax Fees	$26,500	(2)	$0	$3,953,600	(4)	$26,500	(2)	$0	$3,923,100	(4)
(d) All Other Fees	$0		$0	$832,300	(5)	$0		$0	$2,799,000	(5)

(1)	Amount relates to 17f-2 procedures.
(2)	Preparation and signing of tax return.
(3)	Amounts relate to performance examination services performed for Northern Trust Global Investments Limited and agreed upon procedures for The Northern Trust Company.
(4)	Amounts relate to international tax compliance and consulting, fund tax return reviews, and general tax consultations for The Northern Trust Company.
(5)	Amount relates to regulatory consulting, data analytics strategy, and other consulting fees.
(6)	Amount relates to internal audit services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by D&T for the fiscal years ended March 31, 2019 and March 31, 2018 are 50 South Capital Advisors, LLC (“50 South” or the “Investment Manager”) and entities controlling, controlled by or under common control with 50 South that provide ongoing services to the registrant. Services performed for service affiliates that relate directly to the operations and financial reporting of the registrant are required to be pre-approved. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by D&T for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by D&T other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter adopted on April, 2004 (and revised on August 18, 2011, May 23, 2013 and May 28, 2015) to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the registrant’s Audit Committee as a whole; or 9b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant’s designated Audit Committee Financial Expert acting jointly (if both are available) or singly (if either is unavailable), provided that, in each cash, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services was approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by D&T for services rendered to the registrant and service affiliates for the last two fiscal years were $ and $6,925,800 for 2019 and 2018, respectively.

Item 4(h): Non-Audit Services and Independent Registered Public Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of services other than audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of regulation S-X is compatible with maintaining the independent registered public accounting firm’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders file under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant and the Investment Manager have each adopted proxy voting policies; policies and procedures (together, the “Proxy Voting Policies and Procedures”), which are attached as Exhibit 99.PROXYPOL hereto.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

At March 31, 2019, the Fund is managed by an investment team that is responsible for the selection and monitoring of Advisers and Sub-Funds. The investment team is led by Robert P. Morgan, John F. Frede and Tristan L. Thomas.

Robert P. Morgan is the Managing Director of 50 South Capital Advisors, the wholly-owned subsidiary of Northern Trust focused on alternatives investments. He has management responsibility for the firm and is Chair of the Investment Committee. He had previously been Director of Private Equity at Northern Trust, a position he held since co-founding the Private Equity funds group in 2000, and an area in which he remains heavily involved.

Prior to joining Northern Trust, he worked as a Director at Frye-Louis Capital Advisors, LLC (“FLCA”), a Chicago-based private equity investment manager, and was responsible for all of the operations of FLCA, including the management of a private equity fund-of-funds. Prior to joining FLCA, Bob worked for Heller Financial, Inc., a middle-market commercial finance company which was later acquired by General Electric. Bob was a Senior Vice President at Heller and was responsible for its private equity programs. Within Heller, Bob held several roles, including positions in the Corporate Finance Group, Corporate Credit and Heller Equity Capital Corporation, Heller’s captive private equity fund. While at Heller, Bob also oversaw a direct equity co-investment program. Prior to attending business school, Bob worked for a commercial bank in North Carolina. He has invested in hundreds of private equity funds covering the buyout, venture capital, credit, distressed debt, real estate and international markets. Bob sits on the board of the Illinois Venture Capital Association and several fund advisory boards. He received his BA in Economics from Wake Forest University and an MBA from Emory University.

John F. Frede is Director of Research for 50 South Capital’s Hedge Fund Investment Team, responsible for manager selection and monitoring and is a member of the Senior Investment Committee. Prior to joining 50 South Capital, John was Head of Research Management at Mesirow Advanced Strategies and a member of the Senior Investment Group. In this capacity, John was responsible for managing all aspects of Mesirow’s hedge fund research process and team. Prior to that role, John opened Mesirow’s London office and built its research team while serving as Head of European Research. He was responsible for monitoring and sourcing all hedge fund strategies in the region. Prior to Mesirow, John was Head of Research for the Americas at Mercer Investment Consulting where he chaired a number of the firm’s ratings committees across traditional and alternative asset classes. John received a Bachelor of Science in finance from Indiana University. He is a Chartered Financial Analyst and a member of the CFA Institute.

Tristan L. Thomas is Director of Portfolio Strategy for 50 South Capital’s Hedge Fund Investment Team, responsible for portfolio construction and monitoring and a member of the team’s Senior Investment Committee. Prior to joining 50 South Capital, he was a Strategy Head at Mesirow Advanced Strategies and a member of the Senior Investment Group. He was responsible for the monitoring and sourcing of all strategies that fell outside of credit and equity including macro, commodities, relative value, multi-strategy, volatility, convertible arbitrage and reinsurance. Prior to his role as a Strategy Head, he was a Senior Analyst covering all hedge fund strategies in Asia. He began his career at Lehman Brothers where he was on the emerging markets fixed income desk focused on sovereign debt and derivatives. Mr. Thomas received a B.A. from the University of Wisconsin in political science and international relations and holds a Masters in Business Administration from NYU’s Stern School of Business. He is a Chartered Financial Analyst and a member of the CFA Institute. He also holds his series 7 and 63 licenses.

(a)(2)	Other Accounts Managed by Investment Team Members and Potential Conflicts of Interest

The following table describes certain information with respect to accounts for which the Investment Team has day-to-day responsibility, including Equity Long/Short Opportunities Fund.

The table below discloses accounts within each type of category listed below for which the Investment Team was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2019:

Type of Accounts	Total No. of Accounts Managed	Total Assets (in Millions)	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Equity Long/Short Opportunities Fund:	1	$1	0	$0
Registered Investment Companies (other than Equity Long/Short Opportunities Fund:	1	$768	0	$0
Other Pooled Investment Vehicles:	26	$5,413	0	$0
Other Accounts:	0	$0	0	$0

Potential Conflicts of Interests

The Investment Manager’s portfolio managers are responsible for managing one or more separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Manager than the Fund. The side-by-side management of these accounts may raise potential conflicts of interest relating to the allocation of investment opportunities. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that, due to varying investment restrictions among accounts and for other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Investment Manager has a responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. The Investment Manager conducts periodic reviews for consistency with these policies.

The Investment Manager will give advice to and make investment decisions for the Fund as it believes is in the best interests of the Fund. Advice given to the Fund or investment decisions made for the Fund may differ from, and may conflict with, advice given or investment decisions made for the Investment Manager or its affiliates or other funds or accounts managed by the Investment Manager or its affiliates. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the Investment Manager or its affiliates or another account or fund managed by the Investment Manager or its affiliates. Actions taken with respect to the Investment Manager and its affiliates’ other funds or accounts managed by them may adversely impact the Fund, and actions taken by the Fund may benefit the Investment Manager or its affiliates or its other funds or accounts.

(a)(3)	Compensation Structure of Investment Team Members

The Investment Manager seeks to compensate its portfolio managers on a competitive basis recognizing that they are a key resource. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by the Investment Manager or Northern Trust Corporation, the Investment Manager’s parent that owns 100% of the Investment Manager’s common stock.

Base compensation - Generally, portfolio managers receive base compensation based on their seniority and/or their position with the Investment Manager, which may include the amount of assets supervised and other management roles within the Investment Manager.

Discretionary compensation - In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Deferred Compensation Program - A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that offers investment options.

Options and Restricted Stock Awards - Portfolio managers may receive incentive stock options. The parent of the Investment Manager previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. The Investment Manager also has a restricted stock award program designed to reward key employees with Northern Trust Company stock as an incentive to contribute to the long-term success of NTI. These awards vest over a period of years.

Incentive Savings Plan - Northern Trust Corporation has in place a 401(k) plan in which portfolio managers may participate. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The company match is made in cash. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by an affiliate of the Investment Manager. The members of the Investment Team are eligible to participate in these plans.

Retirement Plan - Northern Trust Corporation has in place a defined benefit plan in which all portfolio managers are automatically enrolled upon joining the Investment Manager.

Annual incentive compensation for each portfolio manager is based upon various factors including the investment performance of the Fund and the investment performance of the Investment Manager’s total assets under management relative to predetermined benchmarks, as well as the portfolio manager’s overall contribution to the Investment Manager.

Senior portfolio managers who perform additional management functions within the Investment Manager may receive additional compensation in these capacities. Compensation is structured so that key professionals benefit from remaining with the Investment Manager. The Investment Manager’s Chief Executive Officer, with input from other senior officers of the Investment Manager, determines all compensation matters for portfolio managers. The Investment Manager’s basic compensation structure has been in place since its inception.

(a)(4)	Disclosure of Securities Ownership

As of March 31, 2019, the members of the Investment Team did not beneficially own any equity securities in the Fund, other than as follows:

Name of Team Member	Dollar ($) Range of Equity Securities Owned in the Fund
Robert P. Morgan	$1 - $10,000
Tristan L. Thomas	$1 - $10,000

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)	Proxy Voting Policies and Procedures pursuant to Item 7 of Form N-CSR are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equity Long/Short Opportunities Fund

By (Signature and Title)*	/s/ Robert P. Morgan
Robert P. Morgan, President
(Principal Executive Officer)

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert P. Morgan
Robert P. Morgan, President
(Principal Executive Officer)

Date: May 30, 2019

By (Signature and Title)*	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date: May 30, 2019

*	Print the name and title of each signing officer under his or her signature.